Note 4 - Nonparticipant-directed Investments	12 Months Ended
Dec. 31, 2025
EBP 43-1804048 003 [Member]
Notes to Financial Statements
EBP, Nonparticipant-Directed Investment [Text Block]
4.	NONPARTICIPANT-DIRECTED INVESTMENTS

Information about the net assets and the significant components of the changes in net assets relating to the nonparticipant-directed investments for the year ended December 31, 2025, are as follows:

Janus Henderson Group plc common stock–at December 31, 2024	$19,740,148

Changes in net assets:
Net appreciation in fair value of investments	2,182,749
Dividends reinvested	710,572
Benefits paid to participants	(1,214,513)
Forfeitures	(6,999)
Transfers to participant-directed investments	(510,172)
Net change	1,161,637
Janus Henderson Group plc common stock–at December 31, 2025	$20,901,785